Income Taxes Income Taxes (Schedule of Income before Income Tax, Domestic and Foreign) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S.	$ (17)	$ 316	$ 502
International	801	689	517
Earnings before income taxes and noncontrolling interest	$ 784	$ 1,005	$ 1,019